Net Investment Income	6 Months Ended
Jun. 30, 2022
Disclosure Of Investment Entities Text Block Abstract
NET INVESTMENT INCOME

13. Net INVESTMENT InCOME

	For the six months ended 30 June
	2022	2021
	USD ’000	USD ’000

Interest income	8,189	7,742
Dividends from equities at FVTOCI	110	43
Dividends from equities at FVTPL	370	456

Realized gains and losses on investments

Realized loss on sale of bonds at FVTOCI	-	(321)
Realized (loss) gain on sale of equities and mutual funds at FVTPL	(14)	484

Unrealized gains and losses on investments

Unrealized (loss) gain on revaluation of financial assets at FVTPL	(3,143)	2,128

Gains and losses from investment properties

Realized loss on sale of investment properties	(4)	(1)
Unrealized loss on investment properties	(461)	(815)
Rental income	77	89

Expected credit losses on investments

Expected credit loss on financial assets at FVOCI	(745)	(32)
Reversal of expected credit loss on financial assets at amortized cost	13	-

Investments custodian fees and other investments expenses	(237)	(443)
	4,155	9,330